Shareholder Fees	Mar. 01, 2021
First Trust Long Duration Opportunities ETF | First Trust Long Duration Opportunities ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none